Stock-Based Compensation (Details) - Schedule of Transactions Related to Restricted Stock Units - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Schedule of Transactions Related to Restricted Stock Units [Line Items]
Number of RSU, Outstanding beginning | shares	986,533
Weighted Average Grant Date Fair Value, Outstanding beginning | $ / shares	$ 0.69
Number of RSU, Granted | shares	22,600,120
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 0.08
Number of RSU, Vested | shares	(3,462,487)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 0.16
Number of RSU, Cancelled | shares	(90,853)
Weighted Average Grant Date Fair Value, Cancelled | $ / shares	$ 0.68
Number of RSU, Forfeited | shares	(1,904,663)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 0.08
Number of RSU, Outstanding ending | shares	18,128,650
Weighted Average Grant Date Fair Value, Outstanding ending | $ / shares	$ 0.08